Statements of Members' Equity (Fortman Insurance Agency, LLC)	Fortman Insurance Agency, LLC [Member] Total Stockholder's Deficiency [Member] USD ($)
Beginning balance at Dec. 31, 2016	$ 166,861
Member distributions	(506,479)
Net income (loss)	503,845
Ending balance at Dec. 31, 2017	164,227
Beginning balance at Dec. 31, 2017	164,227
Member distributions	(527,186)
Net income (loss)	491,208
Ending balance at Dec. 31, 2018	128,249
Ending balance at Dec. 31, 2018	128,249
Beginning balance at Dec. 31, 2018	$ 128,249